Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Other notes	$ 370	$ 61
Total debt	52,307	57,001
1.17% - 2.50% due through 2026
Debt Instrument [Line Items]
Unsecured debt securities	10,135	11,846
2.60% - 3.20% due through 2030
Debt Instrument [Line Items]
Unsecured debt securities	6,071	6,412
3.25% - 3.90% due through 2059
Debt Instrument [Line Items]
Unsecured debt securities	9,584	9,576
3.95% - 5.15% due through 2059
Debt Instrument [Line Items]
Unsecured debt securities	11,024	14,035
5.71% - 6.63% due through 2060
Debt Instrument [Line Items]
Unsecured debt securities	13,015	13,011
6.88% - 8.75% due through 2043
Debt Instrument [Line Items]
Unsecured debt securities	1,855	1,854
Finance lease obligations due through 2044
Debt Instrument [Line Items]
Finance lease obligations due through 2044	$ 253	$ 206
Minimum | 1.17% - 2.50% due through 2026
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	1.17%
Minimum | 2.60% - 3.20% due through 2030
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	2.60%
Minimum | 3.25% - 3.90% due through 2059
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.25%
Minimum | 3.95% - 5.15% due through 2059
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.95%
Minimum | 5.71% - 6.63% due through 2060
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	5.71%
Minimum | 6.88% - 8.75% due through 2043
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	6.88%
Maximum | 1.17% - 2.50% due through 2026
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	2.50%
Maximum | 2.60% - 3.20% due through 2030
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.20%
Maximum | 3.25% - 3.90% due through 2059
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.90%
Maximum | 3.95% - 5.15% due through 2059
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	5.15%
Maximum | 5.71% - 6.63% due through 2060
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	6.63%
Maximum | 6.88% - 8.75% due through 2043
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	8.75%